Distributed Operations - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 04, 2023	Dec. 31, 2023	Oct. 03, 2023
Disclosure of Distributed Operations [line Items]
Fair value of net assets distributed	$ 1,680,501
Gain on distribution of assets upon seperation		$ 1,267,552
Lithium Americas
Disclosure of Distributed Operations [line Items]
Cash transferred			$ 275,499
Fair value of net assets distributed	$ 1,680,501